Related Party Balance and Transactions - Schedule of Accounts Receivable, Net from Joint Venture (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net from Joint Venture [Line Items]
Accounts receivable net from joint ventures	$ 1,261,818	$ 1,363,517
Joint Venture [Member]
Schedule of Accounts Receivable, Net from Joint Venture [Line Items]
Less : Expected credit losses	(280,326)	(190,322)
KC-Glory JV [Member] | Joint Venture [Member]
Schedule of Accounts Receivable, Net from Joint Venture [Line Items]
Accounts receivable, net	$ 1,542,144	$ 1,553,839